Segment Information - Schedule of Reconciles Segment Assets to Consolidated Assets (Details) - USD ($)	Mar. 31, 2025		Dec. 31, 2024		Mar. 31, 2024	Dec. 31, 2023
Schedule of Reconciles Segment Assets to Consolidated Assets [Abstract]
Investment in AirJoule, LLC	$ 340,948,355		$ 338,178,633
Other segment assets	24,657,567	[1]	31,673,487	[1],[2]		556,135	[2]
Segment assets	365,605,922		369,852,120			556,135
Adjustments and reconciling items
Total assets	$ 365,605,922		$ 369,852,120			$ 556,135

[1]	Other segment assets included cash, cash equivalents and restricted cash, due from related party, prepaid expenses, operating lease right-of-use asset, and property and equipment, net
[2]	Other segment assets included cash, cash equivalents and restricted cash, due from related party, prepaid expenses, operating lease right-of-use asset, and property and equipment, net